OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended June 30, 2007. These five series have a March 31 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
EDUCATION 6.7%
California Dev. Auth. RB:
Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	$1,800,000	$1,854,486
Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	500,000	484,310
California Dev. Auth. RRB, Thomas Jefferson Sch. of Law, Ser. B, 4.875%, 10/01/2031	2,000,000	1,952,580
California Edl. Facs. Auth. RB:
Claremont Graduate Univ., Ser. A, 5.00%, 03/01/2037	1,535,000	1,545,438
Lutheran Univ., Ser. C, 5.00%, 10/01/2024	1,215,000	1,246,116
Univ. of Redlands, 5.00%, 06/01/2033	2,715,000	2,779,128
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	2,063,500
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,999,188
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,062,760
California Pub. Works Board Lease RB, Univ. of California Institute Proj., Ser. C:
5.00%, 04/01/2020	2,375,000	2,462,875
5.125%, 09/01/2022	1,475,000	1,507,789
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	1,023,630
University of California RRB, Ser. A, 5.00%, 11/01/2025	2,000,000	2,074,680
University of Puerto Rico RB, Ser. Q, 5.00%, 06/01/2024	5,000,000	5,108,100

		30,164,580

GENERAL OBLIGATION – LOCAL 28.2%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	753,510
Association of Bay Area Govt. GO, Schools of Scared Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,054,400
6.45%, 06/01/2030	2,600,000	2,738,190
Beverly Hills, CA Unified Sch. Dist. Refunding GO, 5.50%, 05/01/2018	990,000	1,101,078
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,288,216
Chaffey, CA Unified High Sch. Dist. GO, Ser. C, 5.375%, 05/01/2023	2,955,000	3,132,950
Commonwealth of Puerto Rico GO:
Ser. B, 5.25%, 07/01/2032	2,000,000	2,084,480
Ser. C, 5.25%, 01/01/2015	3,000,000	3,145,860
El Camino, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2021	1,650,000	1,734,810
El Monte, CA City Sch. Dist. GO:
Election of 1999 Proj., Ser. C, 5.25%, 05/01/2029	3,980,000	4,282,281
Election of 2004 Proj., Ser. A, 5.00%, 05/01/2019	170,000	178,522
El Monte, CA Unified Sch. Dist. GO, 5.25%, 06/01/2020	5,000,000	5,379,450
Fontana, CA Unified Sch. Dist. GO, Ser. A:
5.25%, 08/01/2024	4,000,000	4,265,160
5.25%, 08/01/2031	5,000,000	5,265,550
Fresno, CA Unified Sch. Dist. Refunding GO, Ser. A, 6.00%, 08/01/2026	3,000,000	3,518,220
Hartnell, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B:
5.25%, 06/01/2025	2,755,000	2,942,946
5.25%, 06/01/2026	2,900,000	3,091,197
Kaweah Delta, CA Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,625,182
Kern, CA High Sch. Dist. GO:
Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,329,564
Election of 2004 Proj., Ser. B:
5.00%, 08/01/2021	1,605,000	1,685,025
5.00%, 08/01/2026	2,225,000	2,317,271
Lodi, CA Unified Sch. Dist. GO:
5.00%, 08/01/2019	2,990,000	3,105,414
5.00%, 08/01/2022	4,195,000	4,333,603
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,304,290
Los Angeles Cnty., CA ABC Unified Sch. Dist. GO, Ser. B, 0.00%, 08/01/2023, (Insd. by FGIC) ¤	2,000,000	947,160
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,040,840
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,032,758

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Manhattan Beach, CA Unified Sch. Dist. GO, Ser A, 0.00%, 09/01/2016, (Insd. by FGIC) ¤	$2,690,000	$1,813,194
Marina, CA GO, Election of 2002 Proj., 5.25%, 08/01/2035	1,000,000	1,080,460
Modesto, CA High Sch. Dist. GO, Ser. A, 0.00%, 08/01/2026, (Insd. by FGIC) ¤	4,000,000	1,617,440
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,030,180
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%, 09/01/2020, (Insd. by FSA)	350,000	339,416
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,148,620
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 08/01/2020	1,300,000	1,370,824
5.00%, 08/01/2021	800,000	841,120
Oakland, CA Unified Sch. Dist. GO, 5.25%, 08/01/2020	2,000,000	2,104,600
Palomar, CA Cmnty. College GO, Election of 2006 Proj., Ser. A, 5.00%, 05/01/2022	1,415,000	1,489,061
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	2,000,000	2,187,022
Riverside, CA Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2021	750,000	786,705
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%, 08/01/2021	200,000	195,022
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,228,491
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,596,645
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,604,415
San Francisco, CA Refunding GO, Ser. R1, 4.00%, 06/15/2019	3,435,000	3,334,664
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,979,906
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,812,357
5.00%, 08/01/2022	3,700,000	3,822,248
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,578,315
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	536,450
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,813,588
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,127,505
Santa Clara, CA Unified Sch. Dist. GO, Election of 1997 Proj., 5.00%, 07/01/2021	1,795,000	1,863,318
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	630,000	655,433
Southwestern Cmnty. College Dist. CA, Refunding GO:
5.00%, 08/01/2018	400,000	428,428
5.00%, 08/01/2025	1,220,000	1,286,478
Torrance, CA RRB, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,337,287
Ser. B, 5.25%, 06/01/2034	3,690,000	3,847,563
Upland, CA Unified Sch. Dist. GO, Election of 2000, Ser. B, 5.125%, 08/01/2025	1,000,000	1,043,750
Val Verde, CA Unified Sch. Dist. Refunding GO, 5.25%, 01/01/2025	1,000,000	1,079,680
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,139,700
Ventura, CA Unified Sch. Dist. Refunding GO, 5.25%, 08/01/2025	3,765,000	4,048,730
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	337,494
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	307,664

		127,491,700

GENERAL OBLIGATION – STATE 7.5%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2017	5,000,000	5,187,100
California GO:
5.00%, 02/01/2032	2,500,000	2,540,400
5.25%, 02/01/2029	2,000,000	2,082,340
5.50%, 11/01/2033	4,600,000	4,905,762
California Refunding GO:
5.00%, 03/01/2017	600,000	629,046
5.00%, 05/01/2019	5,000,000	5,205,900
5.00%, 09/01/2021	510,000	529,737

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
California Refunding GO:
5.00%, 08/01/2022	$4,100,000	$4,251,618
5.25%, 02/01/2028	6,000,000	6,242,460
5.25%, 04/01/2034	2,000,000	2,150,260

		33,724,623

HOSPITAL 11.7%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Sys., Ser. A, 5.00%, 03/01/2033	3,000,000	3,011,550
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	2,047,760
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,018,360
Sutter Hlth. Svcs., Ser. A, 5.25%, 11/15/2046	5,000,000	5,150,100
Univ. of California San Francisco, Stanford Hlth. Care, Ser. A, 5.00%, 11/15/2028	1,000,000	1,026,770
California Infrastructure & Econ. Dev. RB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,644,515
California Pub. Works Board Lease RB, UCLA Replacement Hosp., Ser. A, 5.375%, 10/01/2017	1,200,000	1,269,972
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	3,011,160
Daughters of Hlth. Charity, Ser. A, 5.25%, 07/01/2030	2,000,000	2,033,960
Huntington Mem. Hosp., 5.00%, 07/01/2035	3,000,000	3,021,630
John Muir Hlth. Svcs., Ser. A, 5.00%, 08/15/2020	1,500,000	1,536,360
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	2,062,600
Vallycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	979,280
California Statewide CDA RRB:
Daughters of Hlth. Charity, Ser. A, 5.25%, 07/01/2035	3,000,000	3,048,960
Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,081,760
Sutter Hlth. Svcs., Ser. A, 5.00%, 11/15/2043	5,000,000	5,029,300
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,538,710
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	1,250,000	1,301,150
5.50%, 05/15/2024	1,000,000	1,065,830
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,745,549
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	3,000,000	3,197,100

		52,822,376

HOUSING 3.5%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,094,640
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A:
4.40%, 12/01/2021	320,000	311,914
4.85%, 12/01/2022	2,450,000	2,442,013
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,357,930
California Statewide CDA MHRRB:
Ser. A, 5.05%, 01/20/2041	5,000,000	4,947,950
Ser. B, 5.20%, 12/01/2029	2,500,000	2,548,900
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,141,260

		15,844,607

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
California Dev. Auth. Sewer & Solid Waste Disposal RRB, Anheuser Busch Proj., 4.80%, 09/01/2046	2,750,000	2,595,918
California Infrastructure & EDRB:
David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	3,081,450
Infrastructure Revolving Fund, 5.00%, 10/01/2020	175,000	181,781
California Infrastructure & EDRRB:
Salvation Army Western, 5.00%, 09/01/2024	2,520,000	2,615,609
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,561,275
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,096,440
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,526,790

		14,659,263

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.1%
Beverly Hills, CA Pub. Fin. Auth. Lease RRB, Capital Impt. Proj., 4.25%, 06/01/2021	$300,000	$288,984

MISCELLANEOUS REVENUE 6.5%
Alameda Corridor Trans. Auth. RRB, Ser. A, 5.25%, 10/01/2021	3,000,000	2,432,400
California CDA RB:
California Endowment, 5.00%, 07/01/2033	3,000,000	3,086,100
Salk Institute of Biology, 5.25%, 07/01/2020	1,540,000	1,639,284
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,515,488
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,073,060
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	2,055,600
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB:
Ser. A, 5.50%, 10/01/2032	1,000,000	1,054,090
Ser. B, 5.00%, 07/01/2023	5,000,000	5,127,550
Del Mar, CA Race Track Auth. RRB, 5.00%, 08/15/2025	2,000,000	2,015,820
Los Angeles, CA Cmnty. Redev. Agcy. RRB, Bunker Hill Proj., Ser. A, 5.00%, 12/01/2022	1,385,000	1,432,658
Oakland, CA Bldg. Auth. RB, Lee M. Harris, Ser. A, 5.00%, 04/01/2023	2,330,000	2,367,326
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%, 07/15/2032	2,145,000	2,187,643
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,343,980

		29,330,999

PORT AUTHORITY 0.8%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	420,460
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	481,059
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	120,000	142,250
Los Angeles, CA Harbor RRB:
Ser. A, 5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,046,894
Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	290,153
Ser. C, 5.00%, 08/01/2025, (Insd. by FGIC)	300,000	314,040

		3,694,856

PRE-REFUNDED 6.5%
Anaheim, CA Pub. Funding Auth. Lease RB, Pub. Impt. Proj., Ser. A, 5.00%, 03/01/2037	5,000,000	5,060,400
California Edl. Facs. Auth. RB, Dominican Univ., 5.75%, 12/01/2030	1,000,000	1,035,870
Commonwealth of Puerto Rico Pub. Fin. Corp. RB, 5.50%, 08/01/2029	1,680,000	1,785,353
Commonwealth of Puerto Rico Pub. Impt. RB:
5.00%, 07/01/2027	1,000,000	1,022,450
5.125%, 07/01/2030	1,230,000	1,286,309
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,171,919
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	4,500,000	4,749,936
San Diego Cnty., CA RRB, Edgemoor Proj., 5.00%, 02/01/2029	4,070,000	4,175,739
San Francisco, CA City & Cnty. Arpt. RB, Community Intl. Arpt., Ser. 23-B, 5.00%, 05/01/2024	2,890,000	2,978,896
San Francisco, CA RB, San Bruno Jail, 5.25%, 10/01/2033	4,000,000	4,131,360
Santa Barbara, CA COP, Retirement Svcs., 5.75%, 08/01/2020	2,000,000	2,042,300

		29,440,532

RESOURCE RECOVERY 2.8%
California PCRB, Solid Waste Disposal Mgmt., Inc. Proj.:
Ser. A-2:
4.85%, 12/01/2027	1,000,000	1,001,380
5.40%, 04/01/2025	2,000,000	2,076,120
Ser. B, 5.00%, 07/01/2027	3,000,000	2,962,650
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	6,435,000	6,440,212

		12,480,362

4

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 0.7%
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A:
4.125%, 07/01/2021	$250,000	$241,345
5.00%, 07/01/2034	3,000,000	3,098,880

		3,340,225

SPECIAL TAX 4.3%
Elk Grove, CA Fin. Auth. RRB, 4.125%, 09/01/2020	1,000,000	962,990
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	993,930
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,859,550
La Quinta, CA Funding Auth. RRB, Ser. A, 5.25%, 09/01/2024	5,000,000	5,301,900
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,039,130
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A1, 5.00%, 08/01/2030	8,855,000	9,067,609

		19,225,109

TRANSPORTATION 4.2%
Bay Area Toll Auth. of California Toll & Bridge RRB, Ser. F:
5.00%, 04/01/2019, (Insd. by AMBAC)	1,000,000	1,054,140
5.00%, 04/01/2021, (Insd. by AMBAC)	1,250,000	1,311,338
5.00%, 04/01/2031	3,000,000	3,102,960
California Foothill/Eastern Trans. Corridor Agcy. RB:
0.00%, 01/15/2020, (Insd. by MBIA) ¤	3,000,000	2,938,200
0.00%, 01/15/2023, (Insd. by MBIA) ¤	3,000,000	2,928,030
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,621,245

		18,955,913

UTILITY 2.8%
Commonwealth of Puerto Rico Elec. Power Auth. RB:
Ser. II, 5.125%, 07/01/2026	3,000,000	3,187,560
Ser. PP, 5.00%, 07/01/2025	2,000,000	2,075,340
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	64,864
Pasadena, CA Elec. RB, 5.00%, 06/01/2019	4,625,000	4,798,252
Sacramento, CA Muni. Util. Dist. Elec. RB, Ser. K, 5.75%, 07/01/2018	2,350,000	2,663,936

		12,789,952

WATER & SEWER 8.3%
California Dept. of Water RB, Ser. A, 5.375%, 05/01/2022	5,745,000	6,165,362
California Dept. of Water RRB, Central Valley Proj.:
Ser. W, 5.125%, 12/01/2029	2,000,000	2,070,620
Ser. AC, 5.00%, 12/01/2027	1,000,000	1,035,070
Castaic Lake, CA Water Agcy. RB, Ser. C, 5.00%, 08/01/2036	2,000,000	2,048,340
East Bay, CA Muni. Util. Water Sys. RRB:
4.75%, 06/01/2020, (Insd. by FSA)	1,300,000	1,326,845
5.00%, 06/01/2026, (Insd. by MBIA)	3,000,000	3,124,410
Eastern California Water & Sewer COP, Ser. A, 5.00%, 07/01/2021, (Insd. by MBIA)	300,000	314,628
Los Angeles, CA Dept. of Water & Power RB:
Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,581,550
Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	3,350,000	3,586,744
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,592,690
Metropolitan Water Dist. of Southern California RB:
Ser. B-3, 5.00%, 10/01/2029	2,500,000	2,581,175
Ser. B-4, 4.50%, 10/01/2031	2,000,000	1,939,520
Modesto, CA Irrigation Dist. Funding Auth. RRB, Ser. B, 5.30%, 07/01/2022	2,575,000	2,576,287
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB:
4.75%, 12/01/2020, (Insd. by FGIC)	500,000	513,960
5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,282,138

		37,739,339

Total Municipal Obligations (cost $433,104,5548)		441,993,420

5

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen California Municipal Money Market Fund, Class I, 3.23% q ø (cost $7,332,142)	7,332,142	$7,332,142

Total Investments (cost $440,436,690) 99.4%		449,325,562
Other Assets and Liabilities 0.6%		2,889,527

Net Assets 100.0%		$452,215,08

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2007:

California	93.1%
Puerto Rico	5.3%
Non-State specific	1.6%

100.0%

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $440,436,690. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,330,789 and $2,441,917, respectively, with a net unrealized appreciation of $8,888,872.

6

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
COMMUNITY DEVELOPMENT DISTRICT 3.3%
Connecticut Dev. Auth. RB:
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	$750,000	$783,473
Mary Wade Home Proj., Ser. A:
5.60%, 12/01/2007	200,000	201,060
5.70%, 12/01/2008	100,000	101,825
6.375%, 12/01/2018	1,000,000	1,067,760

		2,154,118

EDUCATION 8.7%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. A, 6.375%, 07/01/2016	960,000	1,025,928
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,042,070
Ser. G, 5.25%, 07/01/2026	1,000,000	1,052,000
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,589,009
Connecticut Hlth. & Edl. Hosp. for Spl. Care RB, Ser. C, 5.25%, 07/01/2018	915,000	973,972

		5,682,979

ELECTRIC REVENUE 7.3%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,035,710
Puerto Rico Elec. Power Auth. RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,624,050
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,088,460

		4,748,220

GENERAL OBLIGATION – LOCAL 9.3%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,068,080
Ser. B, 5.00%, 12/01/2018	1,500,000	1,593,855
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,366,573
Milford, CT GO, 5.20%, 01/15/2013	500,000	529,560
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,246
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,034,909
Plainville, CT GO, 5.00%, 12/01/2017	500,000	522,925

		6,121,148

GENERAL OBLIGATION – STATE 9.9%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,296,280
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,099,740
Ser. E, 5.125%, 11/15/2015	1,000,000	1,044,720
Ser. F, 5.25%, 10/15/2021	1,000,000	1,068,890

		6,509,630

HOSPITAL 11.9%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,043,180
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,060,670
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,010,920
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	1,000,000	1,038,750
5.00%, 07/01/2035	1,000,000	1,030,590
Yale New Haven Hosp. Proj., Ser. J-1, 5.00%, 07/01/2022	1,000,000	1,043,460
Halifax, FL Med. Ctr. RRB, Ser. A, 5.25%, 06/01/2026	1,000,000	1,019,220
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2025	500,000	538,100

		7,784,890

1

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 11.4%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	$315,000	$329,773
Hsg. Mtge. Program, Ser. A-2, 5.05%, 11/15/2022 #	1,000,000	1,008,790
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	566,137
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,001,620
Ser. F-1, 5.05%, 11/15/2021	995,000	1,002,393
Ser. G-2, 4.55%, 11/15/2018	500,000	491,695
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,073,400

		7,473,808

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,002,500
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	500,000	521,400
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	991,800
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	1,000,000	982,460

		3,498,160

MISCELLANEOUS REVENUE 3.3%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,394,448
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	500,000	516,690
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	260,222

		2,171,360

PRE-REFUNDED 1.7%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,091,840

SPECIAL TAX 12.6%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RB, Ser. B, 5.00%, 07/01/2019	1,000,000	1,034,060
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	522,115
Ser. B, 6.50%, 10/01/2010	3,905,000	4,208,575
Georgetown, CT Spl. Taxing Dist. GO, Ser. A, 5.125%, 10/01/2036 ##	1,500,000	1,463,250
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,055,620

		8,283,620

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	415,000	416,083

TRANSPORTATION 6.5%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,095,000
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,134,660

		4,229,660

UTILITY 1.6%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,045,650

WATER & SEWER 4.7%
Connecticut Dev. Auth. Water Facs. RB, Aquarion Water Co. Proj., 4.70%, 07/01/2036	1,000,000	962,610
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,038,010
5.25%, 08/01/2014	1,000,000	1,057,660

		3,058,280

Total Municipal Obligations (cost $63,076,689)		64,269,446

2

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.63% q ø (cost $875,703)	875,703	$875,703

Total Investments (cost $63,952,392) 99.4%		65,145,149
Other Assets and Liabilities 0.6%		381,836

Net Assets 100.0%		$65,526,985

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2007:

Connecticut	72.4%
Puerto Rico	15.6%
South Carolina	3.3%
Virgin Islands	1.9%
Florida	1.6%
Texas	1.5%
Minnesota	0.8%
North Carolina	0.8%
Delaware	0.8%
Non-state specific	1.3%

100.0%

On June 30, 2007 the aggregate cost of securities for federal income tax purposes was $63,952,392. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,389,720 and $196,963, respectively, with a net unrealized appreciation of $1,192,757.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 3.1%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$5,000,000	$5,033,450
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,054,020

		7,087,470

CONTINUING CARE RETIREMENT COMMUNITY 5.6%
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,174,415
First Mtge. of The Evergreens:
5.875%, 10/01/2012	2,000,000	2,023,180
6.00%, 10/01/2017	680,000	687,813
6.00%, 10/01/2022	4,140,000	4,189,183
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,050,610
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,757,613

		12,882,814

EDUCATION 7.3%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,385,894
5.25%, 01/15/2022	1,000,000	1,047,910
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	542,805
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.00%, 07/01/2025	2,080,000	2,174,994
5.25%, 07/01/2019	1,000,000	1,065,600
5.25%, 07/01/2020	1,000,000	1,065,600
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,122,079
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,300,600

		16,705,482

GENERAL OBLIGATION – LOCAL 2.0%
Essex Cnty., NJ Impt. Auth. GO, Ser. A, 5.80%, 11/01/2007	500,000	503,270
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	500,380
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	254,417
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	438,880
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	335,419
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,012,704
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	1,095,000	1,095,909
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	370,344
Washington Township, NJ GO, Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	138,117

		4,649,440

GENERAL OBLIGATION – STATE 4.8%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,144,982
New Jersey GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,774,690
Ser. F, 5.50%, 08/01/2011	3,000,000	3,173,880

		11,093,552

HOSPITAL 16.8%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	5,000,000	5,088,000
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,148,450
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,551,800
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	523,855
Carroll Hosp. Ctr., 5.00%, 07/01/2036	1,250,000	1,248,100

1

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	$3,825,000	$3,938,335
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	920,000	924,738
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,898,650
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,498,241
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	1,000,000	1,011,250
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,191,880
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,444,167
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,095,199

		38,562,665

HOUSING 8.0%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,037,220
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	844,316
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,885,000	2,932,227
5.45%, 11/01/2014, (Insd. by FSA)	960,000	977,290
5.70%, 05/01/2020, (Insd. by FSA)	220,000	226,987
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	350,798
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,625,778
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. T:
4.625%, 10/01/2027	5,000,000	4,780,950
4.70%, 10/01/2037	2,000,000	1,887,160
5.25%, 10/01/2037	2,500,000	2,592,075

		18,254,801

LEASE 4.6%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,057,860
5.25%, 08/15/2021	1,500,000	1,586,790
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,261,031
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,835,723
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	2,160,000	2,273,508
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	505,635

		10,520,547

MISCELLANEOUS REVENUE 5.3%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,893,033
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	261,623
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,365,844
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,321,725
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,357,273

		12,199,498

PORT AUTHORITY 16.1%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	788,370
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018 (Insd. by MBIA)	3,750,000	3,936,488
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,519,200
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,007,690
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,569,795

2

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY continued
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013, (Insd. by FGIC) ‡	$10,000,000	$10,667,400
140th Street Proj., 5.00%, 12/01/2034	5,000,000	5,182,300
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,357,300
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	2,982,447

		37,010,990

PRE-REFUNDED 3.3%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	53,049
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	53,286
New Jersey Trans. Corp. COP, Federal Trans. Admin. Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,193,585
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	401,794
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,437,156
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,401,127

		7,539,997

PUBLIC FACILITIES 2.3%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,276,587
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,051,390

		5,327,977

SPECIAL TAX 1.4%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,078,450

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	415,000	418,021

TRANSPORTATION 15.3%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,522,801
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,310,840
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,062,120
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	16,208,400
5.625%, 06/15/2013	1,200,000	1,291,356
5.625%, 06/15/2014	1,500,000	1,643,940
5.75%, 06/15/2015	1,300,000	1,447,225
Ser. B:
5.25%, 12/15/2014	6,500,000	6,980,545
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	669,312
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	965,000	1,005,115
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,090

		35,191,744

UTILITY 1.2%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,808,910

WATER & SEWER 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,102,580
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	685,000	698,412
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	520,305

		2,321,297

Total Municipal Obligations (cost $220,563,479)		225,653,655

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.63% q ø (cost $66,696)	66,696	$66,696

Total Investments (cost $220,630,175) 98.4%		225,720,351
Other Assets and Liabilities 1.6%		3,770,730

Net Assets 100.0%		$229,491,081

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2007:

New Jersey	74.8%
New York	12.5%
Puerto Rico	3.3%
Maryland	3.0%
Pennsylvania	2.9%
Delaware	2.1%
Virgin Islands	1.4%

100.0%

At June 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$5,000,000	1.53%	$10,667,400

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $220,630,175. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,942,067 and $851,891, respectively, with a net unrealized appreciation of $5,090,176.

4

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
EDUCATION 5.2%
New York Dorm. Auth. RB, Univ. of Rochester, Ser. A-1, 5.00%, 07/01/2022	$1,000,000	$1,045,410
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,221,875
5.50%, 09/01/2013	1,100,000	1,172,270
5.50%, 09/01/2015	620,000	659,544

		4,099,099

GENERAL OBLIGATION – LOCAL 29.3%
Albany Cnty., NY GO, 4.125%, 09/15/2021	2,880,000	2,787,926
Bethlehem, NY Central Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	176,204
Brookhaven, NY Open Space Preservation GO, 4.25%, 11/01/2022, (Insd. by MBIA)	1,000,000	983,350
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,023,162
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	454,733
Lake Placid, NY Central Sch. Dist. Refunding GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	911,975
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	955,782
Millbrook, NY Central Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	582,601
New York Middle Country Sch. Dist. GO, Ser. A, 4.25%, 08/15/2021, (Insd. by MBIA)	500,000	491,630
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,035,080
Ser. G:
5.00%, 12/01/2019	250,000	259,563
5.00%, 08/01/2020	1,500,000	1,561,560
5.00%, 12/01/2021	1,000,000	1,034,410
Ser. H, 5.00%, 08/01/2020	300,000	310,665
Onondaga Cnty., NY GO, Ser. A, 5.00%, 07/15/2017	1,460,000	1,532,883
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,574,820
5.00%, 07/15/2020	500,000	524,960
5.00%, 07/15/2021	250,000	261,840
Oyster Bay, NY Pub. Impt. GO:
4.25%, 08/15/2017, (Insd. by CIFG Svcs., Inc.)	650,000	657,735
4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	494,220
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	504,785
4.375%, 01/15/2020	520,000	522,018
4.375%, 01/15/2021	545,000	545,180
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	3,000,000	3,169,140

		23,356,222

GENERAL OBLIGATION – STATE 3.9%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	505,100
4.50%, 03/15/2020	530,000	532,714
5.00%, 03/01/2019	1,000,000	1,059,570
5.00%, 08/01/2020	1,000,000	1,039,050

		3,136,434

HOSPITAL 1.4%
New York Dorm. Auth. RB, Queens Med. Ctr., 4.05%, 08/15/2014, (Insd. by FHA)	1,135,000	1,126,351

HOUSING 8.4%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,592,775
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	502,710
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	660,000	691,238
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,716,390
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,810,957
New York Mtge. Agcy. SFHRB, Ser. 102, 4.70%, 10/01/2016	350,000	355,491

		6,669,561

1

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 4.0%
Long Island, NY Power Auth. Elec. Sys. RRB:
Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	$1,500,000	$1,579,455
Ser. E, 5.00%, 12/01/2022	500,000	522,135
New York Power Auth. RB, Ser. A, 5.00%, 11/15/2017	1,000,000	1,042,060

		3,143,650

SALES TAX 15.0%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,499,542
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,000,000	1,052,310
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%, 01/01/2018	1,000,000	1,043,970
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	547,740
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd. by MBIA)	3,370,000	3,526,907
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,210,786
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,099,360

		11,980,615

TRANSPORTATION 19.7%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	550,000	574,244
Ser. B:
5.00%, 11/15/2024	1,000,000	1,037,860
5.00%, 11/15/2025	665,000	688,634
5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,197,676
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,510,814
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	400,000	418,972
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	519,065
New York Triborough Bridge & Tunnel Auth. RB, Ser. A:
5.00%, 11/15/2021	1,500,000	1,573,170
5.00%, 11/15/2022	625,000	657,006
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,176,427
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,043,880
Ser. 131, 5.00%, 12/15/2014	1,000,000	1,045,870
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	260,763

		15,704,381

WATER & SEWER 11.1%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
Ser. A, 5.00%, 06/15/2019	3,000,000	3,171,900
Ser. B, 5.00%, 11/15/2017	1,250,000	1,317,238
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,370,282

		8,859,420

Total Municipal Obligations (cost $77,931,289)		78,075,733

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen New York Municipal Money Market Fund, Class I, 3.27% q ø (cost $844,879)	844,879	844,879

Total Investments (cost $78,776,168) 99.1%		78,920,612
Other Assets and Liabilities 0.9%		743,088

Net Assets 100.0%		$79,663,700

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of June 30, 2007:

New York	98.9%
Non-state specific	1.1%

100.0%

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $78,803,180. The gross unrealized appreciation and depreciation on securities based on tax cost was $543,213 and $425,781, respectively, with a net unrealized appreciation of $117,432.

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
AIRPORT 3.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,841,990
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2015	1,000,000	1,058,990
5.50%, 03/01/2016	2,000,000	2,118,680
5.50%, 03/01/2017	3,750,000	3,973,875
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,133,200
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,110,820
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,846,125
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,713,782
5.50%, 07/01/2017	1,250,000	1,311,900

		29,109,362

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	2,500,000	2,507,625

CONTINUING CARE RETIREMENT COMMUNITY 9.7%
Albemarle Cnty., VA IDA Residential Care Facs. Mtge. RRB, Westminster-Canterbury, 5.00%, 01/01/2031	1,000,000	995,890
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,094,780
6.00%, 10/01/2034	1,400,000	1,532,692
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	7,000,000	6,895,420
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	3,500,000	3,473,750
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster-Canterbury:
5.00%, 10/01/2027	1,450,000	1,444,403
5.00%, 10/01/2035	1,850,000	1,822,324
Indiana Hlth. Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group, Ser. B, 5.00%, 02/15/2023	8,720,000	8,774,151
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,028,372
5.00%, 12/15/2013	1,075,000	1,075,559
5.00%, 12/15/2015	1,185,000	1,181,741
5.125%, 12/15/2020	1,250,000	1,236,213
5.30%, 12/15/2026	2,120,000	2,119,428
Ser. B, 4.65%, 12/15/2029	4,625,000	4,607,702
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	5,001,650
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	1,000,000	1,001,000
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,545,210
5.00%, 11/15/2017	2,360,000	2,418,481
5.00%, 11/15/2022	6,900,000	6,961,341
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,774,113
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,171,389
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,047,910
Prince William Cnty., VA IDA RRB, Residential Care Facs., First Mtge. Westminster Lake, 5.125%, 01/01/2026	2,500,000	2,521,525
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.125%, 05/15/2027	4,500,000	4,525,740

		74,250,784

EDUCATION 13.4%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,168,555
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,655,766
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,386,590
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,061,520
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,020,160
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%, 04/15/2014	1,000,000	1,054,440

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	$1,500,000	$1,511,040
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,682,272
5.375%, 05/01/2024	5,600,000	5,681,144
5.60%, 05/01/2021	1,500,000	1,557,105
5.70%, 05/01/2031	1,500,000	1,559,535
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,632,750
5.25%, 12/01/2024	1,190,000	1,232,531
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,401,524
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,021,980
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	2,041,080
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,346,496
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
La Salle Univ., 5.625%, 05/01/2017, (Insd. by MBIA)	1,000,000	1,006,400
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.)	3,000,000	3,068,700
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,530,195
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,551,536
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	439,601
5.50%, 01/01/2018	325,000	342,634
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,136,800
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,057,500
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,322,360
5.00%, 07/15/2039	5,750,000	5,704,460
5.25%, 07/15/2024	1,000,000	1,029,680
5.40%, 07/15/2036	5,500,000	5,680,565
Pennsylvania Higher Edl. Facs. Auth. RRB, Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,793,610
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,255,050
6.00%, 02/01/2017	2,690,000	2,871,790
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,335,823
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	180,000	180,531
6.00%, 10/01/2029	1,500,000	1,587,735
Philadelphia, PA IDA RB, American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,757,235
Westminster, MD Edl. Facs. RRB, McDaniel College, 5.00%, 11/01/2031	2,000,000	2,041,780
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,000,000	3,038,850
5.00%, 03/01/2027	2,600,000	2,603,770
5.00%, 03/01/2037	5,500,000	5,507,975

		102,859,068

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Power Auth. RB, Ser. TT:
5.00%, 07/01/2022	1,705,000	1,759,202
5.00%, 07/01/2023	1,000,000	1,030,170

		2,789,372

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 5.9%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	$1,120,000	$1,178,766
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,467,447
5.50%, 04/15/2018	1,000,000	1,056,160
5.50%, 04/15/2019	2,590,000	2,735,454
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,079,735
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	3,998,062
5.50%, 05/15/2018	2,000,000	2,132,300
5.50%, 05/15/2019	1,500,000	1,599,225
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,453,525
5.50%, 06/01/2016	2,000,000	2,133,500
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	901,008
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,068,410
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,068,410
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	709,459
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,686,725
5.625%, 08/01/2019	1,000,000	1,074,690
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,123,092
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,943,220
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,844,676
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt., 5.50%, 03/15/2018	2,585,000	2,750,285

		45,004,149

GENERAL OBLIGATION – STATE 4.0%
Pennsylvania GO:
Ser. 1:
5.00%, 10/01/2024	10,000,000	10,443,700
5.00%, 10/01/2026	5,000,000	5,206,450
Ser. 2:
6.25%, 07/01/2010	5,000,000	5,327,300
6.25%, 07/01/2011	5,060,000	5,483,370
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,289,424

		30,750,244

HOSPITAL 20.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	2,003,313
West Penn Allegheny Hlth. Sys., Ser. A, 5.375%, 11/15/2040	5,000,000	4,965,100
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,589,721
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,256,540
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,023,950
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	510,000	515,656
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	1,003,200
5.00%, 06/01/2030	1,000,000	999,960
Denver, CO Hlth. & Hosp. Auth. RRB, Ser. A, 5.00%, 12/01/2019	3,000,000	3,040,380
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	3,603,075
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,725,052
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,183,134
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,704,169

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	$4,000,000	$4,041,080
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,872,750
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	6,749,275
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	500,000	532,360
Carroll Hosp. Ctr., 5.00%, 07/01/2040	3,000,000	2,990,370
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,005,240
Maryland Hlth. & Higher Edl. RB, Peninsula Regl. Med. Ctr., 5.00%, 07/01/2036	5,000,000	5,025,200
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,521,281
5.125%, 01/01/2037	1,415,000	1,411,788
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	13,933,090
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,707,665
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,531,648
5.625%, 07/01/2032	1,000,000	1,038,120
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,064,260
Ser. B, 5.875%, 11/15/2021	3,550,000	3,625,509
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,311,074
6.25%, 01/15/2017	4,000,000	4,312,840
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,488,566
5.125%, 05/15/2012	3,555,000	3,647,999
5.125%, 05/15/2018	8,850,000	9,010,539
5.25%, 05/15/2013	3,045,000	3,099,627
5.25%, 05/15/2014	7,390,000	7,604,827
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,271,613
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,849,662
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,022,720
5.00%, 12/01/2029	1,500,000	1,536,180
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2018	2,690,000	2,795,932
5.00%, 02/15/2024	5,000,000	5,087,650
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,490,059
6.25%, 06/01/2022	1,750,000	1,878,625

		154,070,799

HOUSING 3.4%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	650,000	663,117
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	840,000	860,588
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	2,000,000	1,962,900
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,165,660
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	4,034,036
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,394,743
Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,588,971
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	970,110

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	$2,615,000	$2,784,818
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	1,000,000	992,320

		26,417,263

INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	10,780,550
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	6,400,000	6,412,224
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.16%, 05/01/2039, (Gtd. by Cinergy Corp.)	2,000,000	2,000,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	991,800
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,445,850
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,828,880
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	2,000,000	1,964,920
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,064,620

		39,488,844

LEASE 3.9%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	6,485,000	6,742,454
Middle Bucks, PA Area Vocational Tech. Sch. Auth. RB, Institute of Tech., 5.00%, 02/15/2029	3,175,000	3,285,014
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,959,421
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,735,742
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. Haverford Proj.:
5.25%, 03/15/2023	2,605,000	2,773,309
5.25%, 03/15/2024	3,290,000	3,492,763
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,264,560
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,364,085

		29,617,348

MISCELLANEOUS REVENUE 9.8%
Commonwealth of Pennsylvania Fin. Auth. RB, Ser. A:
5.00%, 06/01/2022, (Insd. by MBIA)	10,000,000	10,424,500
5.00%, 06/01/2025, (Insd. by FSA)	9,215,000	9,598,344
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,808,720
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	23,144,718
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,201,920
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	1,051,350
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,560,512
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,102,990
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,670,666
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,062,860
5.50%, 04/15/2017	1,000,000	1,056,170
5.50%, 04/15/2020	925,000	978,317
5.50%, 04/15/2022	500,000	527,260
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,685,119
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,661,773
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,075,060

		75,610,279

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.5%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	$3,425,000	$3,620,431

PRE-REFUNDED 9.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,559,105
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,524,511
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,121,660
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,475,525
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017, (Insd. by MBIA)	5,000,000	5,239,400
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,804,345
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,542,530
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,063,540
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,042,710
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	5,000	5,140
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,752,403
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,518,280
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,005,000	1,036,336
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,689,293
5.75%, 10/01/2017	3,270,000	3,541,018
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,652,345
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,716,292
Thomas Jefferson Univ.:
5.50%, 01/01/2015	865,000	927,661
5.50%, 01/01/2018	675,000	723,897
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	500,530
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	850,000	943,041
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,786,614
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,730,000	1,776,208
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,804,128
ETM, 5.375%, 05/15/2028	1,620,000	1,705,277

		74,451,789

RESOURCE RECOVERY 0.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,615,650
Ser. G, 5.125%, 12/01/2015	2,000,000	2,012,840

		4,628,490

SPECIAL TAX 2.2%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,164,029
Ser. B, 6.40%, 12/15/2018	2,340,000	2,520,531
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RB, Ser. B:
5.00%, 07/01/2017	2,000,000	2,080,880
5.00%, 07/01/2018	3,250,000	3,372,883
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	744,212
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,022,270
5.50%, 10/01/2013	1,000,000	1,026,150
5.50%, 10/01/2018	500,000	511,655
5.50%, 10/01/2022	1,000,000	1,023,310
5.625%, 10/01/2025	2,250,000	2,298,060

		16,763,980

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.5%
Pennsylvania Turnpike Commission RB, Ser. A:
5.00%, 12/01/2026, (Insd. by AMBAC)	$1,500,000	$1,561,275
5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,160,280
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,823,993
5.625%, 06/01/2014	3,595,000	3,834,427
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,650,501
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,577,000

		19,607,476

WATER & SEWER 3.5%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	868,139
Allegheny Cnty., PA Sanitation Auth. Sewer RRB:
5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,204,446
Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	5,000,000	5,234,150
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,689,200
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,404,320
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,306,925
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,670,258
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,846,946
5.25%, 07/01/2009	1,370,000	1,386,084

		26,610,468

Total Municipal Obligations (cost $744,298,374)		758,157,771

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.63% q ø (cost $3,801,324)	3,801,324	3,801,324

Total Investments (cost $748,099,698) 99.3%		761,959,095
Other Assets and Liabilities 0.7%		5,329,693

Net Assets 100.0%		$767,288,788

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

7

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2007:

Pennsylvania	81.4%
South Carolina	3.2%
Puerto Rico	2.6%
Texas	2.0%
Virginia	1.7%
Maryland	1.6%
Virgin Islands	1.5%
Georgia	1.3%
Indiana	1.2%
District of Columbia	0.8%
Missouri	0.6%
New Jersey	0.5%
Colorado	0.4%
Delaware	0.3%
Nevada	0.3%
Florida	0.1%
Non-state specific	0.5%

100.0%

At June 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating- Rate Notes Outstanding

$1,615,000	1.39%	$3,386,590

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $748,102,998. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,117,737 and $4,261,640, respectively, with a net unrealized appreciation of $13,856,097.

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2007

By:
Kasey Phillips Principal Financial Officer

Date: August 27, 2007